Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Expenses Benefit

Income tax expenses for the years ended December 31, 2014, 2015 and 2016 consist of the following:

	2014		2015		2016
	(In millions of Korean Won)
Income (loss) before income taxes
Domestic	~~W~~	(9,415)	~~W~~	(14,790)	~~W~~	3,887
Foreign		(1,437)		(888)		(468)

		(10,852)		(15,678)		3,419

Current income taxes
Domestic		1,473		1,351		3,240
Foreign		—		—		—

		1,473		1,351		3,240

Deferred income taxes (benefit)
Domestic		8,674		—		—
Foreign		—		—		—

		8,674		—		—

Total income tax expenses	~~W~~	10,147	~~W~~	1,351	~~W~~	3,240

Deferred Income Tax Assets and Deferred Income Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities as of December 31, 2015 and 2016 are as follows:

	2015		2016
	(In millions of Korean Won)
Deferred tax assets
Accrued expense	~~W~~	345	~~W~~	634
Allowance for doubtful		1,179		1,150
Investments in subsidiaries and equity method investees		77		—
Depreciation and amortization		1,228		218
Deferred revenue		487		247
Net operation loss carryforwards		14,157		14,892
Foreign tax credit carryforwards		10,078		9,401
Tax credit carryforwards for research and human resource development		3,533		3,659
Tax credit carryforwards for social insurance for employment increase		70		70
Others		91		89

Total deferred tax assets		31,245		30,360
Less valuation allowance		(31,146)		(30,327)

		99		33

Deferred tax liabilities
Accrued income		23		33
Investments in subsidiaries and equity method investees		76		—

Total deferred tax liabilities		99		33

Net deferred tax assets	~~W~~	—	~~W~~	—

Reported as
Current portion of deferred income tax assets	~~W~~	—	~~W~~	—
Non-current deferred income tax assets	~~W~~	—	~~W~~	—

Reconciliation of Income Tax Expense (Benefit)

A reconciliation of income tax expense (benefit) from the Korean statutory income tax rate to actual income tax expense is as follows:

	2014		2015		2016
	(In millions of Korean Won)
Tax expense (benefit) at Korean statutory tax rate (22%)	~~W~~	(2,387)	~~W~~	(3,449)	~~W~~	752
Foreign tax credit and foreign tax deduction		1,069		1,104		39
Tax credit carryforwards for research and human resource development		(756)		(558)		(471)
Foreign tax differential		(259)		(184)		(99)
Income not assessable for tax purpose		(26)		(77)		(1)
Expense not deductible for tax purpose		351		140		37
Change in formula of surtax on income tax		2,049		—		—
Change in valuation allowances		6,550		244		(819)
Tax effect from consolidation of subsidiaries		3		205		(14)
Effect of change in foreign currency exchange rate		(110)		(187)		(114)
Expiration of unused foreign tax credit and unused net operating loss carryforwards		4,090		4,238		4,055
Others		(427)		(125)		(125)

Total income tax expense	~~W~~	10,147	~~W~~	1,351	~~W~~	3,240

Allowances for Deferred Income Tax Assets

Allowances for deferred income tax assets for three years ended December 31, 2014, 2015 and 2016 are as follows:

	Balance at Beginning of Year		Decrease(*)		Increase		Balance at End of Year
	(In millions of Korean Won)
2014
Valuation allowance	~~W~~	24,352	~~W~~	(4,090)	~~W~~	10,640	~~W~~	30,902
2015
Valuation allowance		30,902		(4,238)		4,482		31,146
2016
Valuation allowance		31,146		(4,055)		3,236		30,327

(*1)	The valuation allowances decreased primarily due to the expiration of unused foreign tax credits and unused net operating loss carryforwards.